FAIR VALUE ELECTIONS - Changes in Fair Value Gains (Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal funds sold and securities borrowed or purchased under agreements to resell Selected portfolios of securities purchased under agreements to resell and securities borrowed
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	$ 812	$ (628)
Trading account assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	190	(190)
Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	30	(48)
Corporate
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	(135)	72
Consumer loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	(41)	(155)
Loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	(176)	(83)
Mortgage servicing rights
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	(344)	553
Certain mortgage loans (HFS)
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	474	951
Other assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	130	1,504
Total assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	986	555
Interest-bearing deposits
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	(77)	141
Federal funds purchased and securities loaned or sold under agreements to repurchase Selected portfolios of securities sold under agreements to repurchase and securities loaned
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	(5)	110
Trading account liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	29	3
Short-term borrowings
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	8	73
Long-term debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	(307)	(186)
Total liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	$ (352)	$ 141